CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2015 USD ($)		Jun. 30, 2014 USD ($)		Jun. 30, 2013 USD ($)
Cash flows from operating activities
Net loss	$ (155.1)	[1]	$ (177.1)	[2]	$ (141.9)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	406.2	[1]	338.2	[2]	324.5
Loss on extinguishment of debt	94.3	[1],[3]	1.9	[2],[4]	77.3
Non-cash interest expense	19.7		22.1		12.3
Stock-based compensation	200.7		253.7		105.8
Amortization of deferred revenue	(72.1)		(55.6)		(43.1)
Additions to deferred revenue	149.1		163.8		61.7
Provision for bad debts	1.9		1.9		2.1
Foreign currency loss/(gain) on intercompany loans	24.4	[1]	(4.7)	[2]	(0.1)
Non-cash loss on investments	0.9
Lease termination charge					10.2
Deferred income taxes	(13.2)		26.9		(23.5)
Changes in operating assets and liabilities, net of acquisitions
Trade receivables	(11.2)		20.5		(4.4)
Prepaid expenses	(2.9)		(1.4)		1.9
Payables to/(from) related parties, net	1.6		(6.1)		10.5
Accounts payable and accrued liabilities	(22.9)		(6.6)		15.3
Other assets, current and non-current	(7.5)		(1.7)		(11.1)
Other liabilities	(6.9)		(13.8)		7.2
Net cash provided by operating activities	607.0		562.0		404.7
Cash flows from investing activities
Purchases of property and equipment	(530.4)		(360.8)		(332.6)
Broadband stimulus grants received					9.3
Acquisition of net cash acquired	(855.7)		(393.3)		(2,480.7)
Other			(0.3)		2.7
Net cash used in investing activities	(1,386.1)		(754.1)		(2,804.0)
Cash flows from financing activities
Proceeds from debt	1,787.3		423.6		3,189.3
Proceeds from revolving credit facility			195.0
Proceeds from equity contributions	385.0		5.6		344.0
Distribution to parent			(1.2)
Principal payments on long-term debt	(1,288.5)		(18.0)		(1,058.6)
Payment of early redemption fees on debt extinguished	(62.6)				(72.1)
Principal payments on capital lease obligations	(3.5)		(7.9)		(1.9)
Payments on revolving credit facility			(195.0)
Payment of debt issuance costs	(24.2)		(4.9)		(83.1)
Change in restricted cash, net					22.6
Net cash provided by financing activities	793.5		397.2		2,340.2
Cash flows from continuing operations	14.4		205.1		(59.1)
Effect of changes in foreign exchange rates on cash	(3.8)		1.0		(0.3)
Net increase/(decrease) in cash and cash equivalents	10.6		206.1		(59.4)
Cash and cash equivalents, beginning of year	297.4		91.3		150.7
Net increase/(decrease) in cash and cash equivalents	10.6		206.1		(59.4)
Cash and cash equivalents, end of period	308.0		297.4		91.3
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest, net of capitalized interest	191.2		175.3		143.5
Cash paid for income taxes	14.5		5.7		2.8
Non-cash purchases of equipment through capital leasing	6.8		10.5		11.4
Increase in accounts payable and accrued expenses for purchases of property and equipment	8.4		10.9		15.0
Latisys Holdings, LLC [Member]
Cash flows from investing activities
Acquisition of net cash acquired	(677.5)
Ideatek Systems, Inc., [Member]
Cash flows from investing activities
Acquisition of net cash acquired	(52.7)
Neo Telecoms [Member]
Cash flows from investing activities
Acquisition of net cash acquired	(73.9)
Colo Facilities Atlanta [Member]
Cash flows from investing activities
Acquisition of net cash acquired	(51.9)
Geo Networks Limited [Member]
Cash flows from investing activities
Acquisition of net cash acquired			(292.3)
CoreXchange [Member]
Cash flows from investing activities
Acquisition of net cash acquired	$ 0.3		(17.5)
Fiberlink, LLC [Member]
Cash flows from investing activities
Acquisition of net cash acquired			(43.1)
Access Communications, Inc [Member]
Cash flows from investing activities
Acquisition of net cash acquired			$ (40.1)
Core NAP, LP [Member]
Cash flows from investing activities
Acquisition of net cash acquired					(7.1)
Litecast/Balticore, LLC [Member]
Cash flows from investing activities
Acquisition of net cash acquired					(22.2)
First Telecom Services, LLC [Member]
Cash flows from investing activities
Acquisition of net cash acquired					(109.7)
USCarrier Telecom, LLC [Member]
Cash flows from investing activities
Acquisition of net cash acquired					(16.1)
FiberGate [Member]
Cash flows from investing activities
Acquisition of net cash acquired					(118.3)
Abovenet, Inc [Member]
Cash flows from investing activities
Acquisition of net cash acquired					$ (2,210.0)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[3]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8— Long-Term Debt.
[4]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8— Long-Term Debt.